Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Loss per share
Schedule of profit or loss per share

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Net loss from continuing operations	(1,958,912)	(1,456,761)	(3,431,775)	(2,191,939)
Net profit from discontinued operations	117,747	14,335,393	117,747	11,983,432
Net profit / (loss) attributable to equity holders of the company	(1,841,165)	12,878,632	(3,314,028)	9,791,493
Weigthed average number of shares in issue	100,523,234	98,305,583	99,440,314	97,920,130
Basic and diluted profit / (loss) per share.	(0.02)	0.13	(0.03)	0.10
From continuing operations	(0.02)	(0.01)	(0.03)	(0.02)
From discontinued operations	0.00	0.14	0.00	0.12